Other Current and Non-Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current and Non-Current Assets

12. OTHER CURRENT AND NON-CURRENT ASSETS

(a) As of December 31, 2019 and 2018, other current assets consist of:

	December 31, 2019	December 31, 2018
Advances to unrelated-parties (ii)	$1,835,826	$3,223,897
Receivable from sale of the deposit of the land use right(i)	-	2,911,567
Advances to employees	64,777	65,258
Other current assets	187,343	104,000
	$2,087,946	$6,304,722

(i)	The Company planned to purchase land use rights in Dongguan City for expansion of operations in manufacturing and office building in 2010. Under the terms of the purchase agreement with Dongguan Fenggang Municipal Government (the “Local Government”), IST paid approximately $14.0 million (RMB 90.8 million) in total with the Local Government as security deposit for purchase of land use rights, which was refundable, if the Company was to terminate the agreement. In September 2016, the Company terminated the purchase agreement because of the shift of the Company’s business strategy and transformation of the Company’s business. The Company sold deposit receivable of approximately $13.0 million (RMB 90.2 million) without recourse to an unrelated party, Dongguan Dongyi Industrial Co., Ltd. (“Dongyi”), in a consideration of approximately $10.4 million (RMB 72.2 million) with an installment payment plan which ran through December 31, 2019. A total of approximately $10.4 million payment from Dongyi had been fully collected by December 31, 2019.

The transaction was governed by FASB ASC 860-20, Sales of Financial Assets. The Company recognized and recorded a loss of approximately $2.7 million from the sale in the consolidated statement of operations for the year ended December 31, 2016.

(ii)	The advances to unrelated parties for business development, and are non-interest bearing and due on demand.

Included in the balance of advances to unrelated parties, $1.8 million was the amount due from one unrelated party, which consisted of $0.16 million interest receivables related to a loan agreement entered during 2018 (see Note 13) and $1.66 million advances for business development purposes which were non-interest bearing and due on demand. Subsequent to the year ended December 31, 2019, the Company has fully collected the balance from this unrelated party

(b)	As of December 31, 2019 and 2018, Other assets, non-current consist of:

	December 31, 2019	December 31, 2018
Other assets, non-current	4,304,640	-
	$4,304,640	$-

As of December 31, 2019, the Company also advanced RMB 30 million (USD $4.3 million) to a vendor, whom the Company has contracted to develop a vehicular IOT smart advertising display terminal (vehicular terminal) to interconnect to the Company’s new media advertising sharing platform expanding its advertising capability to people riding in motor vehicles. Total commitment of the funding was RMB 30 million (USD $4.3 million). According to the contract, the vendor is solely responsible for hardware and software development and marketing the vehicular terminal. The Company financially supports development cost of vehicular terminal. The Company owns 100% of legal ownership interests in equipment, hardware, and software acquired for research and development of the product, and is entitled to 50% of ownership in vehicular terminal along with applicable intellectual properties, patents, and technical know-hows. In addition, the Company will share 50% new media advertising revenue generated from the vehicular terminal with the vendor. The development of vehicular terminal is expected to be completed by September 30, 2020.

If the Company’s share of new media advertising revenue generated from vehicular terminal does not reach certain threshold until April 30, 2021, 50% of the funding plus applicable interest shall be repaid on or before June 30, 2021 and remaining balance plus applicable interest shall be repaid in a three-year period. Once the vendor fully repays the total funding plus applicable interest, the vendor will own 100% the title of the vehicular terminal and related equipment.